Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Total Stock Based Compensation Costs

The following table summarizes total stock based compensation costs for the years ended December 31, 2012, 2011 and 2010.

For the Year Ended December 31, 2012
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$323	$323
Total	$-	$323	$323

For the Year Ended December 31, 2011
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$13	$13
Total	$-	$13	$13

For the Year Ended December 31, 2010
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$132	$82	$214
RSUs	7	575	582
Stock issued to consultants for services	45	-	45
Stock purchase plan	-	16	16
Vesting of restricted shares under performance based executive bonus award	-	1,468	1,468
Total	$184	$2,141	$2,325

Assumptions Used to Compute the Grant Date Value of the Options
The weighted average of the assumptions used to compute the grant date value of the options granted during the years ended December 31, 2012 and 2010 were as follows:

	For the Years Ended December 31,
	2012	2010
Dividend yield	0%	0%
Expected volatility	87.9%	103.2%
Risk-free interest rate	1.13%	2.69%
Expected lives	3.0 years	3.0 years

Summary of Stock Option Plans and Changes

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2012, 2011 and 2010, respectively, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Intrinsic Value
Options outstanding at January 1, 2010	967,781	$2.57
Granted	175,000	$1.65
Exercised	(151,250)	$1.80
Forfeited	(426,373)	$2.38
Options outstanding at December 31, 2010	565,158	$2.64
Granted	-
Exercised	325,003	$1.80
Forfeited	175,157	$3.58
Options outstanding at December 31, 2011	64,998	$4.28
Granted	200,000	$3.05
Exercised	(4,998)	$1.70
Forfeited	(60,000)	$4.50
Options outstanding at December 31, 2012	200,000	$3.05	4.2 years	$-
Exercisable, December 31, 2012	200,000	$3.05	4.2 years	$-
Options vested during the year ended December 31, 2012	204,998	$3.02

A Summary of the Activity Related To RSU

A summary of the activity related to RSUs for the years ended December 31, 2011 and 2010 are presented below:

	Total	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2010	228,819
RSUs vested	(155,561)
RSUs forfeited	(64,433)
Nonvested at December 31, 2010	8,825
RSUs vested	(5,557)
RSUs forfeited	(3,268)
Nonvested at December 31, 2011	-	$-